Segment Information (Schedule Of Long-Lived Assets By Segment) (Details) (Geographic Concentration Risk [Member], Long-Lived Assets [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
United States Of America [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	22.20%	16.60%
Russia [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	10.40%	11.40%
The Netherlands [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	0.00%	0.00%	0.00%